Annual Fund Operating Expenses - Service Shares - DWS Tax-Exempt Portfolio - Service Shares	Aug. 01, 2021
Operating Expenses:
Management fee	0.08%
Distribution/service (12b-1) fees	0.60%
Other expenses	0.49%
Total annual fund operating expenses	1.17%